Trade and Other Receivables - Changes in Loss Allowance on Accounts Receivable - Trade Measured at Amortized Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Impairment	₩ (59,184)	₩ (34,643)	₩ (45,929)
Trade and other receivables [member]
Disclosure of financial assets [line items]
Beginning balance	249,501	260,157
Impairment	48,625	28,841
Write-offs	(48,278)	(55,756)
Collection of receivables previously written-off	12,771	14,772
Business combination and others	1,879	1,487
Ending Balance	₩ 264,498	₩ 249,501	₩ 260,157